UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st Floor
           New York, NY  10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       4/24/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $      272,569
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERICAN INTL GROUP INC      COM NEW          026874784    3,882  100,000 SH       SOLE                100,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    1,941   50,000 SH  CALL SOLE                 50,000      0    0
ASTEC INDS INC               COM              046224101    1,765   50,520 SH       SOLE                 50,520      0    0
BANK OF AMERICA CORPORATION  COM              060505104    2,436  200,000 SH  CALL SOLE                200,000      0    0
BIG LOTS INC                 COM              089302103    2,645   75,000 SH       SOLE                 75,000      0    0
BLACKROCK CORPOR HI YLD FD V COM              09255P107    1,290  100,000 SH       SOLE                100,000      0    0
CHIMERA INVT CORP            COM              16934Q109    1,005  315,000 SH       SOLE                315,000      0    0
CONOCOPHILLIPS               COM              20825C104    1,202   20,000 SH       SOLE                 20,000      0    0
COWEN GROUP INC NEW          CL A             223622101      557  197,404 SH       SOLE                197,404      0    0
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN   29273V100    1,754   30,000 SH       SOLE                 30,000      0    0
ETHAN ALLEN INTERIORS INC    COM              297602104    3,292  100,000 SH       SOLE                100,000      0    0
FEDEX CORP                   COM              31428X106    3,437   35,000 SH       SOLE                 35,000      0    0
HARRY WINSTON DIAMOND CORP   COM              41587B100    3,266  200,000 SH       SOLE                200,000      0    0
HESS CORP                    COM              42809H107    4,297   60,000 SH       SOLE                 60,000      0    0
HOME DEPOT INC               COM              437076102    6,978  100,000 SH       SOLE                100,000      0    0
ISHARES TR                   US PFD STK IDX   464288687    2,026   50,000 SH       SOLE                 50,000      0    0
KENNAMETAL INC               COM              489170100    3,904  100,000 SH       SOLE                100,000      0    0
MARINEMAX INC                COM              567908108      530   39,000 SH       SOLE                 39,000      0    0
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    1,004   60,000 SH       SOLE                 60,000      0    0
MCGRAW HILL COS INC          COM              580645109    5,208  100,000 SH  CALL SOLE                100,000      0    0
MURPHY OIL CORP              COM              626717102    3,187   50,000 SH       SOLE                 50,000      0    0
OLIN CORP                    COM PAR $1       680665205    3,783  150,000 SH       SOLE                150,000      0    0
OWENS CORNING NEW            COM              690742101    1,577   40,000 SH       SOLE                 40,000      0    0
PACCAR INC                   COM              693718108    2,022   40,000 SH       SOLE                 40,000      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS LP     75885Y107    1,756   70,000 SH       SOLE                 70,000      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103    3,322  100,000 SH       SOLE                100,000      0    0
RYDER SYS INC                COM              783549108    4,183   70,000 SH       SOLE                 70,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   78,335  500,000 SH  PUT  SOLE                500,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   31,334  200,000 SH  CALL SOLE                200,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   54,835  350,000 SH  PUT  SOLE                350,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   21,934  140,000 SH       SOLE                140,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107    2,317   15,000 SH       SOLE                 15,000      0    0
VALERO ENERGY CORP NEW       COM              91913Y100    3,639   80,000 SH       SOLE                 80,000      0    0
WELLS FARGO & CO NEW         COM              949746101    2,774   75,000 SH       SOLE                 75,000      0    0
WILLIAMS SONOMA INC          COM              969904101    5,152  100,000 SH       SOLE                100,000      0    0
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